CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 47,718	$ 82,003
Accounts receivable, trade	811	691
Inventories	3,213	2,307
Prepaid expenses (of $1,188 and $695 as of June 30, 2015 and December 31, 2014, respectively) and other assets	1,337	845
Restricted cash, current	600	600
Total current assets	53,679	86,446
FIXED ASSETS:
Vessels	370,296	333,078
Accumulated depreciation	(32,937)	(26,984)
Vessels' net book value	337,359	306,094
Property and equipment, net	1,044	1,089
Total fixed assets	338,403	307,183
OTHER NON-CURRENT ASSETS:
Deferred charges, net	2,176	0
Restricted cash, non-current	9,270	9,270
Prepaid charter revenue	7,882	6,364
Total Assets	411,410	409,263
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred financing costs	5,804	5,804
Accounts payable, trade and other	3,225	1,807
Due to related parties, current	133	136
Accrued liabilities	746	1,052
Deferred revenue, current	675	491
Total current liabilities	10,583	9,290
Long-term portion of bank debt, net of unamortized deferred financing costs	92,591	92,494
Related party financing, non-current	51,181	50,867
Other liabilities, non-current	171	169
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 73,890,581 and 73,158,991 issued and outstanding as at June 30, 2015 and December 31, 2014, respectively	739	731
Additional paid-in capital	372,611	372,197
Other comprehensive loss	(68)	(68)
Accumulated deficit	(116,398)	(116,417)
Total stockholders' equity	256,884	256,443
Total liabilities and stockholders' equity	$ 411,410	$ 409,263